Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of contingent liabilities [abstract]
Summary of Significant Unrecognized Commitments

The following table summarizes the Company’s significant unrecognized commitments as of September 30, 2020:

	2020	2021	2022	2023	2024	Total
	$	$	$	$	$	$
Exploration License (Silver City Project) - Cash	-	75	149	-	-	224
Exploration License (Silver City Project) - Shares	-	317	467	-	-	784
Concession holding fees	205	409	592	592	515	2,313
	205	801	1,208	592	515	3,322